Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

5. PROPERTY, PLANT AND EQUIPMENT, NET

As of June 30, 2025 and December 31, 2024, property, plant and equipment consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Electronic equipment	$568	$767
Office equipment and furniture	69	68
Leasehold improvement	181	177
	818	1,012
Less: accumulated depreciation	(800)	(979)
	$18	$33

For the six months ended June 30, 2025 and 2024, depreciation expense amounted to $5 and $30, respectively.